CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Convertible redeemable preferred stock, Series A shares issued		7,000,000	7,000,000	[1]
Convertible redeemable preferred stock, Series A shares outstanding		7,000,000	7,000,000	[1]
Convertible redeemable preferred stock, Series A liquidation and deemed liquidation preference		$ 3,500,000	$ 3,500,000	[1]
Series E Preferred Stock, par value (in dollars per share)		$ 0.001	$ 0.001	[1]
Series E Preferred Stock, shares authorized		16,500,000	16,500,000	[1]
Series E Preferred Stock, shares issued	[1]		7,154,997
Series E Preferred Stock, shares outstanding	[1]		7,154,997
Series E Preferred Stock, liquidation preference	[1]		$ 12,521,245
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	[1]
Common stock, shares authorized		1,500,000,000	1,500,000,000	[1]
Common stock, shares issued		68,509,090	53,918,523	[1]
Common stock, shares outstanding		68,509,090	53,918,523	[1]

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")